Acquisitions - Schedule of Changes in Company's Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012
Goodwill [Line Items]
Balance, beginning of period	$ 9,591	$ 9,584
Acquisition of business	3,476
Currency Translation	(43)	7
Balance, end of period	$ 13,024	$ 9,591